Schedule of prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Prepayments And Other Current Assets Net
VAT deductible		¥ 50,043	¥ 48,653
Prepayments to vendors		2,747	4,904
Interest receivables		273	584
Income tax receivables		280	300
Rental and other deposits		154	207
Others		71	415
Prepayments and other current assets, net	$ 7,895	¥ 53,568	¥ 55,063